Equity Method Accounted Investees - Summary of Equity Accounted Investees (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2022 MXN ($)
Equity Method Accounted Investees
Carrying Value		$ 1,376	[1]	$ 26,247	$ 28,697	$ 103,669
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Equity Method Accounted Investees
Economic ownership percentage		36.40%		36.40%
Carrying Value				$ 3,454	3,654
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)
Equity Method Accounted Investees
Economic ownership percentage		26.50%		26.50%
Carrying Value				$ 215	195
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)
Equity Method Accounted Investees
Economic ownership percentage		35.00%		35.00%
Carrying Value				$ 99	91
Jugos del Valle, S.A.P.I. de C.V.
Equity Method Accounted Investees
Economic ownership percentage		28.20%		28.20%
Carrying Value				$ 2,831	3,466
Leao Alimentos e Bebidas, L.T.D.A.
Equity Method Accounted Investees
Economic ownership percentage		25.10%		25.10%
Carrying Value				$ 298	212
Alimentos de Soja S.A.U.
Equity Method Accounted Investees
Economic ownership percentage		10.70%		10.70%
Carrying Value				$ 23	48
Other investments in Coca-Cola FEMSA
Equity Method Accounted Investees
Carrying Value				$ 156	118
Raizen Conveniências
Equity Method Accounted Investees
Ownership Percentage, Joint venture		50.00%		50.00%
Carrying Value				$ 1,636	929
Dispensadoras de Café, S.A.P.I. de C.V.
Equity Method Accounted Investees
Ownership Percentage, Joint venture		50.00%		50.00%
Carrying Value				$ 223	239
Fountain Agua Mineral, L.T.D.A.
Equity Method Accounted Investees
Ownership Percentage, Joint venture		50.00%		50.00%
Carrying Value				$ 808	818
Planta Nueva Ecología De Tabasco, S.A. de C.V.
Equity Method Accounted Investees
Ownership Percentage, Joint venture		50.00%		50.00%
Carrying Value				$ 1,139	1,392
Other investments
Equity Method Accounted Investees
Carrying Value				$ 333	179
IFS TopCo LLC
Equity Method Accounted Investees
Economic ownership percentage	37.10%	37.10%		37.10%
Carrying Value				$ 15,032	$ 17,356

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4